Fair Value Measurements (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Fair Value Disclosures [Abstract]
Assets measured at fair value on a recurring basis	$ 0
Liabilities measured at fair value on a recurring basis	0
Assets measured at fair value on a non-recurring basis	0
Liabilities measured at fair value on a non-recurring basis	0
Carrying amount of mortgage notes payable	42,819	$ 48,685
Fair value of mortgage notes payable	$ 46,216	$ 52,001